Revenue and segment reporting - Geographic location (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2025 USD ($) segment	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)
Segment reporting
Number of operating segments | segment	2
Revenue	$ 66,089	$ 7,475	$ 2,734
Asia
Segment reporting
Revenue	20,848	1,562	988
North America
Segment reporting
Revenue	20,915	3,946	1,338
Africa
Segment reporting
Revenue	24,212	1,848	303
Europe
Segment reporting
Revenue	13	87	98
Others
Segment reporting
Revenue	$ 101	$ 32	$ 7